UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	12/31

Date of reporting period:	3/31/2009

Item 1:  Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2009

Investments	Shares	Value (000)
COMMON STOCKS 99.44%

Advertising Agency 0.99%
Interpublic Group of Cos., Inc. (The)*	5,908,521	$24,343

Aerospace 0.94%
Curtiss-Wright Corp.	330,000	9,257
Rockwell Collins, Inc.	428,000	13,970
Total		23,227

Auto Components 0.38%
PACCAR, Inc.	362,100	9,328

Auto Parts: Original Equipment 1.78%
Autoliv, Inc. (Sweden)(a)	660,600	12,267
BorgWarner, Inc.	1,319,674	26,789
WABCO Holdings, Inc.	399,196	4,914
Total		43,970

Banks 2.18%
City National Corp.	283,700	9,581
Comerica, Inc.	632,100	11,574
Commerce Bancshares, Inc.	75,900	2,755
M&T Bank Corp.	658,600	29,795
Total		53,705

Beverage: Soft Drinks 0.36%
Coca-Cola Enterprises, Inc.	673,512	8,884

Biotechnology Research & Production 1.97%
Biogen Idec, Inc.*	264,800	13,881
Genzyme Corp.*	206,200	12,246
Life Technologies Corp.*	692,700	22,499
Total		48,626

Chemicals 0.63%
Celanese Corp. Series A	1,161,227	15,526

Communications Technology 2.29%
Anixter International, Inc.*	602,700	19,094
Tellabs, Inc.*	8,178,426	37,457
Total		56,551

Computer Services, Software & Systems 4.60%
Adobe Systems, Inc.*	1,050,080	22,461
CA, Inc.	773,900	13,628
McAfee, Inc.*	1,300,050	43,552
Sybase, Inc.*	1,111,632	33,671
Total		113,312

Consumer Products 0.69%
Snap-on, Inc.	673,941	16,916

Containers & Packaging: Metal & Glass 2.21%
Ball Corp.	1,256,569	54,535

Containers & Packaging: Paper & Plastic 0.20%
Pactiv Corp.*	344,831	5,031

Diversified Financial Services 2.95%
Lazard Ltd. Class A	1,335,000	39,249
Raymond James Financial, Inc.	1,700,000	33,490
Total		72,739

Diversified Production 3.10%
Eaton Corp.	679,800	25,057
ITT Corp.	404,000	15,542
Pentair, Inc.	482,900	10,464
Tyco International Ltd.	1,292,445	25,280
Total		76,343

Drug & Grocery Store Chains 1.82%
Kroger Co. (The)	1,835,400	38,947
Safeway, Inc.	288,548	5,826
Total		44,773

Drugs & Pharmaceuticals 6.14%
AmerisourceBergen Corp.	1,127,039	36,809
Mylan, Inc.*	6,750,053	90,518
Watson Pharmaceuticals, Inc.*	769,722	23,946
Total		151,273

Electrical Equipment & Components 0.57%
Hubbell, Inc. Class B	525,088	14,156

Electronics: Semi-Conductors/Components 0.43%
Marvell Technology Group Ltd.*	1,149,100	10,526

Engineering & Contracting Services 3.14%
Jacobs Engineering Group, Inc.*	510,000	19,717
KBR, Inc.	2,310,286	31,905
URS Corp.*	640,000	25,862
Total		77,484

Foods 4.25%
Dean Foods Co.*	1,592,826	28,798
J.M. Smucker Co. (The)	772,100	28,776
Ralcorp Holdings, Inc.*	158,198	8,524
Smithfield Foods, Inc.*	4,078,918	38,587
Total		104,685

Health & Personal Care 1.07%
HealthSouth Corp.*	2,968,956	26,364

Healthcare Facilities 1.50%
DaVita, Inc.*	840,000	36,918

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2009

Investments	Shares	Value (000)
Identification Control & Filter Devices 2.69%
Donaldson Co., Inc.	686,814	$18,434
Parker Hannifin Corp.	905,000	30,752
Roper Industries, Inc.	403,300	17,120
Total		66,306

Insurance: Multi-Line 5.27%
ACE Ltd. (Switzerland)(a)	1,222,600	49,393
Aon Corp.	1,391,900	56,817
HCC Insurance Holdings, Inc.	585,000	14,736
Markel Corp.*	31,800	9,027
Total		129,973

Insurance: Property-Casualty 1.68%
PartnerRe Ltd.	666,238	41,353

Investment Management Companies 0.53%
State Street Corp.	420,000	12,928

Machinery: Engines 0.76%
Cummins, Inc.	732,356	18,638

Machinery: Industrial/Specialty 0.59%
Kennametal, Inc.	900,600	14,599

Machinery: Oil Well Equipment & Services 2.80%
Cameron International Corp.*	527,000	11,557
Halliburton Co.	2,068,395	31,998
Oceaneering International, Inc.*	270,100	9,959
Smith International, Inc.	725,000	15,573
Total		69,087

Medical & Dental Instruments & Supplies 1.74%
Covidien Ltd.	1,094,235	36,372
Patterson Cos., Inc.*	349,300	6,588
Total		42,960

Metal Fabricating 2.60%
Precision Castparts Corp.	138,600	8,302
Reliance Steel & Aluminum Co.	1,505,000	39,627
Timken Co. (The)	1,157,713	16,162
Total		64,091

Milling: Fruit & Grain Processing 0.84%
Archer Daniels Midland Co.	746,100	20,727

Miscellaneous: Equipment 1.54%
W.W. Grainger, Inc.	539,936	37,893

Multi-Sector Companies 0.80%
SPX Corp.	420,100	19,749

Oil: Crude Producers 4.08%
Cabot Oil & Gas Corp.	679,900	16,025
EOG Resources, Inc.	454,635	24,896
Forest Oil Corp.*	1,195,800	15,725
Noble Energy, Inc.	470,300	25,340
Petrohawk Energy Corp.*	340,000	6,538
Range Resources Corp.	295,200	12,150
Total		100,674

Oil: Integrated International 1.33%
Transocean Ltd. (Switzerland)*(a)	556,647	32,753

Paints & Coatings 1.35%
Valspar Corp. (The)	1,669,459	33,339

Pollution Control & Environmental Services 1.04%
Republic Services, Inc.	1,498,176	25,694

Railroads 0.71%
Kansas City Southern*	1,378,400	17,519

Rental & Leasing Services: Commercial 0.66%
GATX Financial Corp.	804,894	16,283

Restaurants 3.68%
Brinker International, Inc.	3,501,384	52,871
Darden Restaurants, Inc.	842,672	28,870
Wendy’s/Arby’s Group, Inc.	1,773,300	8,920
Total		90,661

Retail 5.51%
American Eagle Outfitters, Inc.	1,620,000	19,829
Foot Locker, Inc.	2,136,805	22,394
Genuine Parts Co.	1,290,291	38,528
Macy’s, Inc.	2,448,282	21,790
Nordstrom, Inc.	293,000	4,908
TJX Companies, Inc. (The)	1,110,100	28,463
Total		135,912

Shipping 1.05%
Kirby Corp.*	975,047	25,975

Utilities: Electrical 4.96%
CMS Energy Corp.	5,582,798	66,100
Northeast Utilities	2,605,969	56,263
Total		122,363

Utilities: Gas Distributors 1.86%
Piedmont Natural Gas Co., Inc.	1,190,299	30,817
Southwest Gas Corp.	716,761	15,102
Total		45,919

Utilities: Gas Pipelines 2.22%
EQT Corp.	1,165,000	36,499
Williams Cos., Inc. (The)	1,597,900	18,184
Total		54,683

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID-CAP VALUE FUND, INC. March 31, 2009

Investments	Shares	Value (000)
Utilities: Telecommunications 4.96%
CenturyTel, Inc.	1,159,569	$32,607
EMBARQ Corp.	1,224,173	46,335
Qwest Communications International, Inc.	2,464,238	8,428
Windstream Corp.	4,343,184	35,006
Total		122,376

Total Common Stocks (cost $2,730,381,110)		2,451,670

	Principal Amount (000)
SHORT-TERM INVESTMENT 2.48%

Repurchase Agreement
Repurchase Agreement dated 3/31/2009, 0.01% due 4/1/2009 with State Street Bank & Trust Co. collateralized by $62,400,000 of Treasury Bill at 0.21% due 5/21/2009; value: $62,387,520; proceeds: $61,162,751 (cost $61,162,734)	$61,163	61,163

Total Investments in Securities 101.92% (cost $2,791,543,844)		2,512,833

Liabilities in Excess of Other Assets (1.92%)		(47,439)
Net Assets 100.00%		$2,465,394

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.              ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified open-end management investment company, and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2.              SIGNIFICANT ACCOUNTING POLICIES

(a)          Investment Valuation—Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors.  Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)         Security Transactions—Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)          Repurchase Agreements—The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)         Fair Value Measurements—In accordance with Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. SFAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value  (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•                  Level 1 – quoted prices in active markets for identical investments;

•                  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•                  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

1

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$2,512,833,264
Total	$2,512,833,264

3.              FEDERAL TAX INFORMATION

As of March 31, 2009, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$2,818,172,693
Gross unrealized gain	175,347,034
Gross unrealized loss	(480,686,463)
Net unrealized security loss	$(305,339,429)

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4.              TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund had ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended March 31, 2009:

Affiliated Issuer	Balance of Shares Held at 12/31/08	Gross Additions	Gross Sales	Balance of Shares Held at 3/31/2009	Value at 3/31/2009	Realized Gain (Loss) 1/1/2009 to 3/31/2009(a)	Dividend Income 1/1/2009 to 3/31/2009(a)
ADC Telecommunications, Inc.(b)	6,579,304	—	6,579,304	—	—	(53,462,076)	—
JDS Uniphase Corp.(b)	11,291,691	—	11,291,691	—	—	(13,378,475)	—
OfficeMax, Inc.(b)	5,741,753	—	5,741,753	—	—	(49,806,927)	—
Total						(116,647,478)

(a)  Represents realized gains (losses) and dividend income earned only when the issuer was an affiliate of the Fund.

5.              RECENT ACCOUNTING PRONOUNCEMENTS

In April 2009, FASB issued FASB Staff Position No. 157-4, “Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly” (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with FASB SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 is effective for fiscal years and interim periods ending after June 15, 2009. Management is currently evaluating the impact the adoption of FSP 157-4 will have on the Fund’s financial statement disclosures.

2

Item 2:  Controls and Procedures.

(a)           Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)          There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:  Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

	By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: May 27, 2009

	By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: May 27, 2009